Due to Trust Account, Short-term Borrowings and Long-term Debt (Narrative) (Detail) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 JPY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for financing	¥ 4,408,245			¥ 7,519,582
Aggregated principal amount of long term debt issued	¥ 498,195	$ 4,500	€ 500
Minimum TLAC ratio, required by March 31, 2021, over risk weighted assets	16.00%
Minimum TLAC ratio, required by March 31, 2021, over leverage ratio denominator	6.00%
Minimum TLAC ratio, required by March 31, 2022, over risk weighted assets	18.00%
Minimum TLAC ratio, required by March 31, 2022, over leverage ratio denominator	6.75%
Bonds for TLAC [Member] | Euro
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 64,900
Basel III [Member]
Debt Instrument [Line Items]
Floor of Common Equity Tier 1 ratio, which leads the Group's discretion over unsecured perpetual subordinated Additional Tier 1 notes	5.125%
Basel III [Member] | Unsecured Perpetual Subordinated Additional Tier 1 Notes [Member]
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 60,000